dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended				6 Months Ended
	Aug. 02, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Dividends per share
Dividends per share	$ 0.5250	$ 0.5250	$ 0.5050	$ 0.4925	$ 0.4800	$ 1.0300	$ 0.9725
Dividends Declared		$ 315	$ 299	$ 293	$ 283	$ 614	$ 576
Dividend Reinvestment and Share Purchase Plan
Dividends per share
Dividend reinvestment in Common Shares		$ 14		$ 16		$ 27	$ 31
Purchase plan discount			0.00%		0.00%	0.00%	0.00%